Shareholder Report, Average Annual Return (Details)	12 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended		39 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Invesco Oppenheimer V.I. International Growth Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer V.I. International Growth Fund (Series I)
Average Annual Return, Percent	(1.67%)						3.04%	4.41%
Invesco Oppenheimer V.I. International Growth Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco Oppenheimer V.I. International Growth Fund (Series II)
Average Annual Return, Percent	(1.81%)						2.83%	4.15%
Invesco V.I. American Franchise Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Franchise Fund (Series I)
Average Annual Return, Percent	34.89%						15.84%	14.16%
Invesco V.I. American Franchise Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Franchise Fund (Series II)
Average Annual Return, Percent	34.56%						15.56%	13.88%
Invesco V.I. American Value Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Value Fund (Series I)
Average Annual Return, Percent	30.41%						13.69%	9.12%
Invesco V.I. American Value Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. American Value Fund (Series II)
Average Annual Return, Percent	30.09%						13.40%	8.85%
Invesco V.I. Balanced-Risk Allocation Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Balanced-Risk Allocation Fund (Series I)
Average Annual Return, Percent	3.76%						2.75%	3.83%
Invesco V.I. Balanced-Risk Allocation Fund Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Balanced-Risk Allocation Fund (Series II)
Average Annual Return, Percent	3.56%						2.51%	3.57%
Invesco V.I. Capital Appreciation Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Capital Appreciation Fund (Series I)
Average Annual Return, Percent	34.16%						16.05%	13.25%
Invesco V.I. Capital Appreciation Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Capital Appreciation Fund (Series II)
Average Annual Return, Percent	33.82%						15.76%	12.97%
Invesco V.I. Comstock Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Comstock Fund (Series I)
Average Annual Return, Percent	15.18%						11.59%	9.49%
Invesco V.I. Comstock Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Comstock Fund (Series II)
Average Annual Return, Percent	14.87%						11.31%	9.21%
Invesco V.I. Core Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Equity Fund (Series I)
Average Annual Return, Percent	25.60%						12.35%	9.42%
Invesco V.I. Core Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Equity Fund (Series II)
Average Annual Return, Percent	25.29%						12.07%	9.15%
Invesco V.I. Core Plus Bond Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Plus Bond Fund (Series I)
Average Annual Return, Percent	3.06%						0.38%	2.25%
Invesco V.I. Core Plus Bond Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Core Plus Bond Fund (Series II)
Average Annual Return, Percent	2.72%						0.08%	1.98%
Invesco V.I. Discovery Mid Cap Growth Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Discovery Mid Cap Growth Fund (Series I)
Average Annual Return, Percent	24.23%						10.21%	11.57%
Invesco V.I. Discovery Mid Cap Growth Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Discovery Mid Cap Growth Fund (Series II)
Average Annual Return, Percent	23.92%						9.92%	11.29%
Invesco V.I. Diversified Dividend Fund Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Diversified Dividend Fund (Series I)
Average Annual Return, Percent	13.22%						7.64%	7.83%
Invesco V.I. Diversified Dividend Fund Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Diversified Dividend Fund (Series II)
Average Annual Return, Percent	12.96%						7.37%	7.57%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equally-Weighted S&P 500 Fund (Series I)
Average Annual Return, Percent	12.71%						10.48%	9.92%
Invesco V.I. Equally-Weighted S&P 500 Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II)
Average Annual Return, Percent	12.42%						10.20%	9.65%
Invesco V.I. Equity and Income Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equity and Income Fund (Series I)
Average Annual Return, Percent	12.12%						8.38%	7.36%
Invesco V.I. Equity and Income Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Equity and Income Fund (Series II)
Average Annual Return, Percent	11.91%						8.12%	7.09%
Invesco V.I. EQV International Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. EQV International Equity Fund (Series I)
Average Annual Return, Percent	0.62%						3.23%	4.36%
Invesco V.I. EQV International Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. EQV International Equity Fund (Series II)
Average Annual Return, Percent	0.34%						2.97%	4.10%
Invesco V.I. Global Core Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Core Equity Fund (Series I)
Average Annual Return, Percent	16.85%						7.85%	7.19%
Invesco V.I. Global Core Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Core Equity Fund (Series II)
Average Annual Return, Percent	16.72%						7.62%	6.93%
Invesco V.I. Global Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Fund (Series I)
Average Annual Return, Percent	16.07%						9.48%	9.85%
Invesco V.I. Global Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Fund (Series II)
Average Annual Return, Percent	15.78%						9.21%	9.58%
Invesco V.I. Global Real Estate Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Real Estate Fund (Series I)
Average Annual Return, Percent	(1.80%)						(2.39%)	1.52%
Invesco V.I. Global Real Estate Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Real Estate Fund (Series II)
Average Annual Return, Percent	(2.11%)						(2.64%)	1.26%
Invesco V.I. Global Strategic Income Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Strategic Income Fund (Series I)
Average Annual Return, Percent	3.40%						(0.14%)	1.53%
Invesco V.I. Global Strategic Income Fund Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Global Strategic Income Fund (Series II)
Average Annual Return, Percent	3.02%						(0.43%)	1.28%
Invesco V.I. Government Securities Fund Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Government Securities Fund (Series I)
Average Annual Return, Percent	1.72%						(0.17%)	0.91%
Invesco V.I. Government Securities Fund Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Government Securities Fund (Series II)
Average Annual Return, Percent	1.48%						(0.40%)	0.67%
Invesco V.I. Growth and Income Fund Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Growth and Income Fund (Series I)
Average Annual Return, Percent	16.00%						10.07%	8.80%
Invesco V.I. Growth and Income Fund Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Growth and Income Fund (Series II)
Average Annual Return, Percent	15.72%						9.81%	8.53%
Invesco V.I. Health Care Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Health Care Fund (Series I)
Average Annual Return, Percent	4.17%						3.64%	5.40%
Invesco V.I. Health Care Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Health Care Fund (Series II)
Average Annual Return, Percent	3.87%						3.38%	5.13%
Invesco V.I. High Yield Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. High Yield Fund (Series I)
Average Annual Return, Percent	7.73%						2.97%	3.81%
Invesco V.I. High Yield Fund - Series II [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. High Yield Fund (Series II)
Average Annual Return, Percent	7.37%						2.72%	3.55%
Invesco V.I. Main Street Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Fund® (Series I)
Average Annual Return, Percent	23.65%						12.08%	11.24%
Invesco V.I. Main Street Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Fund® (Series II)
Average Annual Return, Percent	23.39%						11.81%	10.97%
Invesco V.I. Main Street Mid Cap Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Mid Cap Fund® (Series I)
Average Annual Return, Percent	17.07%						9.12%	7.95%
Invesco V.I. Main Street Mid Cap Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Mid Cap Fund® (Series II)
Average Annual Return, Percent	16.79%						8.83%	7.68%
Invesco V.I. Main Street Small Cap Fund® - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Small Cap Fund® (Series I)
Average Annual Return, Percent	12.69%						10.49%	9.00%
Invesco V.I. Main Street Small Cap Fund® - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Main Street Small Cap Fund® (Series II)
Average Annual Return, Percent	12.41%						10.21%	8.73%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series I)
Average Annual Return, Percent	16.77%				2.83%
Invesco® V.I. Nasdaq 100 Buffer Fund - December Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - December (Series II)
Average Annual Return, Percent	16.53%				2.61%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series I)
Average Annual Return, Percent	14.82%	18.85%
Invesco® V.I. Nasdaq 100 Buffer Fund - June Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - June (Series II)
Average Annual Return, Percent	14.44%	18.52%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series I)
Average Annual Return, Percent	14.52%		9.29%
Invesco® V.I. Nasdaq 100 Buffer Fund - March Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - March (Series II)
Average Annual Return, Percent	14.19%		8.99%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series I)
Average Annual Return, Percent	13.27%					7.71%
Invesco® V.I. Nasdaq 100 Buffer Fund - September Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. Nasdaq 100 Buffer Fund - September (Series II)
Average Annual Return, Percent	12.97%					7.45%
Invesco® V.I. S&P 500 Buffer Fund - December Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - December (Series I)
Average Annual Return, Percent	14.89%			6.69%
Invesco® V.I. S&P 500 Buffer Fund - December Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - December (Series II)
Average Annual Return, Percent	13.82%			6.42%
Invesco® V.I. S&P 500 Buffer Fund – June Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund – June (Series I)
Average Annual Return, Percent	14.03%	14.19%
Invesco® V.I. S&P 500 Buffer Fund – June Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund – June (Series II)
Average Annual Return, Percent	13.76%	13.89%
Invesco® V.I. S&P 500 Buffer Fund - March - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - March (Series I)
Average Annual Return, Percent	13.28%		8.64%
Invesco V.I. S&P 500 Buffer Fund - March Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - March (Series II)
Average Annual Return, Percent	13.06%		8.38%
Invesco® V.I. S&P 500 Buffer Fund - September - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - September (Series I)
Average Annual Return, Percent	10.44%					7.65%
Invesco® V.I. S&P 500 Buffer Fund - September - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco® V.I. S&P 500 Buffer Fund - September (Series II)
Average Annual Return, Percent	10.02%					7.38%
Invesco V.I. Small Cap Equity Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Small Cap Equity Fund (Series I)
Average Annual Return, Percent	18.09%						10.89%	8.09%
Invesco V.I. Small Cap Equity Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Small Cap Equity Fund (Series II)
Average Annual Return, Percent	17.85%						10.60%	7.82%
Invesco V.I. Technology Fund - Series I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Technology Fund (Series I)
Average Annual Return, Percent	34.27%						14.65%	14.39%
Invesco V.I. Technology Fund - Series II
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Invesco V.I. Technology Fund (Series II)
Average Annual Return, Percent	33.86%						14.36%	14.11%
MSCI ACWI (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI (Net)
Average Annual Return, Percent	17.49%						10.06%	9.23%
S&P 500® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	21.14%	11.69%	8.94%		11.77%	14.53%	13.10%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA® Index (Net)
Average Annual Return, Percent	5.53%						4.10%	4.80%
MSCI World Index SM (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM (Net)
Average Annual Return, Percent	18.67%						11.17%	9.95%
MSCI ACWI Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	17.49%						10.06%	9.23%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	(1.69%)						(1.96%)	0.15%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%						(0.33%)	1.35%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Average Annual Return, Percent	29.57%	26.13%	12.68%		8.13%	10.20%
Russell Midcap Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Value Index
Average Annual Return, Percent	13.07%						8.59%	8.10%
Custom Invesco V.I. Balanced-Risk Allocation Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco V.I. Balanced-Risk Allocation Index
Average Annual Return, Percent	11.54%						6.87%	6.75%
MSCI World Index SM (Net) 1 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World IndexSM (Net)
Average Annual Return, Percent	18.67%						11.17%	9.95%
Russell 1000® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Growth Index
Average Annual Return, Percent	33.36%						18.96%	16.78%
Russell 1000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	24.51%						14.28%	12.87%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	22.10%						11.47%	11.54%
S&P 500® Equal Weight Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Equal Weight Index
Average Annual Return, Percent	13.01%						10.76%	10.26%
Russell 1000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Value Index
Average Annual Return, Percent	14.37%						8.68%	8.49%
Bloomberg U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Government/Credit Index
Average Annual Return, Percent	1.18%						(0.21%)	1.50%
MSCI All Country World Growth Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Growth Index (Net)
Average Annual Return, Percent	24.23%						13.07%	11.88%
Custom Invesco Global Real Estate Index (Net) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Custom Invesco Global Real Estate Index (Net)
Average Annual Return, Percent	0.94%						(1.49%)	2.20%
Bloomberg Intermediate U.S. Government Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government Index
Average Annual Return, Percent	2.44%						0.49%	1.24%
S&P Composite 1500® Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500® Health Care Index
Average Annual Return, Percent	2.81%						7.70%	9.18%
MSCI World Health Care Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Health Care Index (Net)
Average Annual Return, Percent	1.13%						6.18%	7.33%
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Average Annual Return, Percent	8.19%						4.20%	5.16%
Russell Midcap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Index
Average Annual Return, Percent	15.34%						9.92%	9.63%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	11.54%						7.40%	7.82%
NASDAQ 100 Index (Price Only) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ-100 Index® (Price Only)
Average Annual Return, Percent	24.88%	27.25%	13.49%		8.79%	11.64%
S&P 500® Index (Price Only) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index (Price Only)
Average Annual Return, Percent	23.31%	19.28%	9.96%	7.26%		10.06%
S&P North American Technology Sector Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P North American Technology Sector Index
Average Annual Return, Percent	36.08%						21.06%	20.70%
NASDAQ Composite Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Index
Average Annual Return, Percent	29.57%						17.49%	16.20%